Business combination	12 Months Ended
Dec. 31, 2022
Business combination
Business combination

22.  Business combination

Prez Limited, a Cayman Islands company, through its subsidiaries and variable interest entity (collectively referred to as the “Pinzhi”), is a vocational training provider which mainly focuses on Chartered Financial Analyst and Certified Public Accountant examinations in the PRC. In July 2021, the Group acquired 55% of the equity interest in Pinzhi at an aggregate purchase price of RMB83.9 million, comprising cash and contingent consideration at fair value. Contingent consideration is subject to Pinzhi’s future operating results and initially and subsequently measured at fair value through profit and loss, which was classified as a liability in consolidated balance sheets. The remaining 45% shares held by the founder is subject to a 5 years’ service period. That is, if the founder left the Company within 5 years after the closing of the acquisition, Zhihu has the option to either exercise its redemption right or purchase the remaining 45% shares held by the founder without consideration. As such, the transaction was regarded as the Group has effectively acquired 100% of equity interests at the acquisition date with 45% equity interests granted to the founder as share-based compensation for the future service and a put option which was recognized as financial instruments measured at fair value.

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB

Net liabilities acquired	(1,468)
Amortizable intangible assets
Content	31,500
Brand name	13,000
Technology	1,600
Goodwill	50,833
Deferred tax liabilities	(11,525)
83,940

22.  Business combination (Continued)

Total purchase price comprised of (in thousands):

RMB

Cash consideration	38,940
Contingent consideration at fair value	45,000
Total	83,940

Yincheng Limited, a Cayman Islands company, through its subsidiaries and variable interest entity (collectively referred to as the “Papa”), is a vocational training provider which mainly focuses on vocational language exam preparation courses, under the Papa brand. In November 2021, the Group acquired 55% of the equity interest in Papa at an aggregate purchase price of RMB35.6 million, comprising cash and contingent consideration at fair value. Contingent consideration is subject to Papa’s future operating results and initially and subsequently measured at fair value through profit and loss, which was classified as a liability in consolidated balance sheets. The remaining 45% shares held by the founder is subject to a 6 years’ service period. That is, if the founder left the Company within 6 years after the closing of the acquisition, Zhihu has the option to either exercise its redemption right or purchase the remaining 45% shares held by the founder without consideration. As such, the transaction was regarded as the Group has effectively acquired 100% of equity interests at the acquisition date with 45% equity interests granted to the founder as share-based compensation for the future service and a put option which was recognized as financial instruments measured at fair value.

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	1,945
Amortizable intangible assets
Brand name	12,000
Technology	2,400
Goodwill	22,830
Deferred tax liabilities	(3,600)
35,575

Total purchase price comprised of (in thousands):

RMB
Cash consideration	19,875
Contingent consideration at fair value	15,700
Total	35,575

Goodwill arising from the above acquisitions was attributable to the synergies expected from the combined operations of Pinzhi and the Company as well as Papa and the Company in the vocational education sector in the PRC. The Company does not expect the goodwill recognized to be deductible for income tax purposes.

Pro forma results of operations for the Pinzhi and Papa have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021, either individually or in aggregate.

22.  Business combination (Continued)

Beijing Pocket Gardener Technology Co., Ltd., a Chinese company, through its subsidiaries (collectively referred to as the “Yiqikao”), is a vocational training provider which mainly focuses on teacher qualification and recruitment tutoring courses, and civil servants examination tutoring courses. In September 2022, the Group acquired 51% of the equity interest in Yiqikao at an aggregate purchase price of RMB99.8 million, comprising cash and contingent consideration at fair value. Contingent consideration is subject to Yiqikao’s future operating results and initially and subsequently measured at fair value through profit and loss, which was classified as a liability in consolidated balance sheets. The remaining 45.0% shares held by the founder is subject to a 4 years’ service period. That is, if the founder left the Company within 4 years after the closing of the acquisition, Zhihu has the option to either exercise its redemption right or purchase the remaining 45.0% shares held by the founder without consideration. As such, the transaction was regarded as the Group has effectively acquired 96.0% of equity interests at the acquisition date with 45.0% equity interests granted to the founder as share-based compensation for the future service and a put option which was recognized as financial instruments measured at fair value.

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	12,624
Amortizable intangible assets
Brand name	23,000
Content	6,800
Technology	3,500
Financial instruments arising from acquisition	8,700
Goodwill	52,444
Noncontrolling interests	(7,238)
99,830

Total purchase price comprised of (in thousands):

RMB
Cash consideration	66,530
Contingent consideration at fair value	33,300
Total	99,830

Goodwill arising from the above acquisitions was attributable to the synergies expected from the combined operations of Yiqikao and the Company in the vocational education sector in the PRC. The Company does not expect the goodwill recognized to be deductible for income tax purposes.

Pro forma results of operations for Yiqikao have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.